Note 6 - Investment Securities Available for Sale - Amortized Cost and Fair Value of Investment Securities Available for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Amortized cost	$ 6,682	$ 7,931
Gross unrealized gains	29	19
Gross unrealized losses	(31)	(38)
Loans held for sale	6,680	7,912
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	6,322	7,571
Gross unrealized gains	29	19
Gross unrealized losses	(29)	(35)
Loans held for sale	6,322	7,555
US Government Agencies Debt Securities [Member]
Amortized cost	360	360
Gross unrealized gains
Gross unrealized losses	(2)	(3)
Loans held for sale	358	357
Government National Mortgage Association (GNMA) Insured Loans [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	4,844	5,624
Gross unrealized gains	29	19
Gross unrealized losses
Loans held for sale	4,873	5,643
Federal Home Loan Mortgage Corporation (FHLMC) Insured Loans [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	1,111	1,377
Gross unrealized gains
Gross unrealized losses	(29)	(35)
Loans held for sale	1,082	1,342
Federal National Mortgage Association (FNMA) Insured Loans [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	367	570
Gross unrealized gains
Gross unrealized losses
Loans held for sale	$ 367	$ 570